Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (0.0%)	Shares/ Par +	Value $ (000’s)

Energy (0.0%)
Constellation Oil - Class B *,Æ,d	112,235	12

Total		12

Telecommunications (0.0%)
Intelsat Emergence SA *,Æ	9,427	231

Total		231

Total Common Stocks (Cost: $862)		243

Corporate Bonds (45.0%)

Basic Materials (0.9%)
ALROSA Finance SA
3.100%, 6/25/27 144A j	8,500,000	855
4.650%, 4/9/24 144A j	500,000	56
Georgia-Pacific LLC 8.875%, 5/15/31	200,000	251
INEOS Styrolution Group GmbH
2.250%, 1/16/27 144A EUR ∞	200,000	187
2.250%, 1/16/27 EUR §,∞	3,200,000	3,002
MMK International Capital DAC 4.375%, 6/13/24 144A j	1,400,000	389
Sasol Financing USA LLC 5.875%, 3/27/24	500,000	494
Syngenta Finance NV
4.441%, 4/24/23 144A	200,000	200
4.892%, 4/24/25 144A	4,709,000	4,604

Total		10,038

Communications (6.1%)
Altice Financing SA
3.000%, 1/15/28 EUR §,∞	200,000	173
5.750%, 8/15/29 144A	5,400,000	4,293
Altice France Holding SA
6.000%, 2/15/28 144A	1,700,000	1,085
8.000%, 5/15/27 EUR §,∞	1,000,000	808
Altice France SA
4.000%, 7/15/29 144A EUR ∞	1,850,000	1,500
4.000%, 7/15/29 EUR §,∞	1,400,000	1,135
4.250%, 10/15/29 144A EUR ∞	400,000	325
5.500%, 10/15/29 144A	800,000	612
8.125%, 2/1/27 144A	3,200,000	2,962
AT&T, Inc.
3.500%, 9/15/53	237,000	172
3.650%, 9/15/59	6,663,000	4,761
3.800%, 12/1/57	115,000	85
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	2,500,000	2,044
4.500%, 6/1/33 144A	800,000	644
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.700%, 4/1/51	300,000	192
4.200%, 3/15/28	1,700,000	1,609

Corporate Bonds (45.0%)	Shares/ Par +	Value $ (000’s)

Communications continued
5.125%, 7/1/49	3,300,000	2,612
5.375%, 4/1/38	100,000	87
CommScope, Inc. 4.750%, 9/1/29 144A	5,700,000	4,751
Connect Finco SARL / Connect US Finco LLC 6.750%, 10/1/26 144A	1,800,000	1,692
Deutsche Telekom International Finance 8.750%, 6/15/30	475,000	581
DISH DBS Corp. 5.750%, 12/1/28 144A	5,200,000	3,881
Iliad Holding SASU 6.500%, 10/15/26 144A	2,700,000	2,573
Intelsat Jackson Holdings SA 6.500%, 3/15/30 144A	703,000	644
Intelsat Jackson Holdings SA - Series A - Contingent Value Rights *,Æ	986	7
Intelsat Jackson Holdings SA - Series B - Contingent Value Rights *,Æ	986	6
Intelsat Jackson Holdings SA Escrow
5.500%, 8/1/23 *,Æ	700,000	–
8.500%, 10/15/24 *,Æ	200,000	–
9.750%, 7/15/25 *,Æ	100,000	–
Lumen Technologies, Inc. 4.000%, 2/15/27 144A	100,000	66
Prosus NV 3.257%, 1/19/27 144A	500,000	454
Sprint Corp.
7.125%, 6/15/24	100,000	102
7.875%, 9/15/23	6,400,000	6,447
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	1,300,000	1,292
Summer (BC) Bidco B LLC 5.500%, 10/31/26 144A	400,000	340
Time Warner Cable LLC
5.875%, 11/15/40	300,000	272
6.750%, 6/15/39	200,000	197
T-Mobile USA, Inc. 5.650%, 1/15/53	1,000,000	1,024
United Group BV 5.250%, 2/1/30 144A EUR ∞	1,000,000	767
UPC Broadband Finco BV 4.875%, 7/15/31 144A	4,800,000	4,151
Verizon Communications, Inc. 2.355%, 3/15/32	3,500,000	2,871
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞	1,200,000	1,200
4.250%, 1/15/30 GBP §,∞	3,200,000	3,198
VMED O2 UK Financing I PLC
3.250%, 1/31/31 EUR §,∞	1,200,000	1,059
4.000%, 1/31/29 144A GBP ∞	2,600,000	2,646
4.000%, 1/31/29 GBP §,∞	500,000	509
4.500%, 7/15/31 144A GBP ∞	400,000	392
4.750%, 7/15/31 144A	1,100,000	943

Multi-Sector Bond Portfolio

Corporate Bonds (45.0%)	Shares/ Par +	Value $ (000’s)

Communications continued
Vodafone Group PLC
7.000%, (USD 5 Year Swap Rate plus 4.873%), 4/4/79	1,700,000	1,692

Total		68,856

Consumer, Cyclical (6.3%)
Adient Global Holdings, Ltd. 3.500%, 8/15/24 EUR §,∞	400,000	431
Air Canada Pass-Through Trust, Series 2020-2, Class A 5.250%, 10/1/30 144A	748,594	729
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A 4.800%, 2/15/29 144A	160,806	156
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700%, 4/1/28	172,719	158
American Airlines Pass-Through Trust, Series 2015-1, Class A 3.375%, 11/1/28	312,899	272
American Airlines Pass-Through Trust, Series 2016-1, Class AA 3.575%, 7/15/29	759,698	699
American Airlines Pass-Through Trust, Series 2017-2, Class AA 3.350%, 4/15/31	151,290	135
British Airways Pass-Through Trust, Series 2020-1, Class A
2.900%, 9/15/36 144A	387,788	318
4.250%, 5/15/34 144A	105,591	99
Caesars Entertainment, Inc. 5.750%, 7/1/25 144A	7,300,000	7,302
Ford Motor Credit Co. LLC
1.744%, 7/19/24 EUR ∞	200,000	208
2.330%, 11/25/25 EUR ∞	100,000	101
2.386%, 2/17/26 EUR ∞	100,000	101
2.748%, 6/14/24 GBP ∞	700,000	820
3.021%, 3/6/24 EUR ∞	900,000	958
3.250%, 9/15/25 EUR ∞	300,000	312
3.384%, (Euribor 3 Month ACT/360 plus 0.730%), 11/15/23 EUR ∞	100,000	108
3.416%, (Euribor 3 Month ACT/360 plus 0.700%), 12/1/24 EUR ∞	1,300,000	1,378
3.625%, 6/17/31	2,900,000	2,390
3.815%, 11/2/27	300,000	269
4.134%, 8/4/25	200,000	190
4.389%, 1/8/26	800,000	759
4.535%, 3/6/25 GBP ∞	100,000	118
5.584%, 3/18/24	400,000	396
General Motors Financial Co., Inc. 5.100%, 1/17/24	1,200,000	1,196
IHO Verwaltungs GmbH 3.750%, 9/15/26 EUR §,∞	3,250,000	3,162
Jaguar Land Rover Automotive PLC 4.500%, 7/15/28 EUR §,∞	200,000	177
JetBlue Airways Corp. 4.000%, 5/15/34	782,213	717
John Lewis PLC 4.250%, 12/18/34 GBP §,∞	1,000,000	793

Corporate Bonds (45.0%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
Las Vegas Sands Corp. 3.900%, 8/8/29	100,000	90
Marks & Spencer PLC
4.500%, 7/10/27 GBP §,∞	300,000	330
6.000%, 6/12/25 GBP §,∞	1,000,000	1,217
Mattel, Inc. 3.375%, 4/1/26 144A	100,000	94
Melco Resorts Finance, Ltd.
4.875%, 6/6/25 144A	5,700,000	5,361
5.375%, 12/4/29 144A	700,000	571
Mitchells & Butlers Finance PLC
4.572%, (SONIO plus 0.569%), 12/15/30 GBP §,∞	888,822	1,013
5.316%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 §	161,604	149
6.469%, 9/15/32 GBP §,∞	200,000	222
Nissan Motor Acceptance Corp. 2.000%, 3/9/26 144A	400,000	354
Nissan Motor Co., Ltd.
3.201%, 9/17/28 144A EUR ∞	500,000	486
4.345%, 9/17/27 144A	6,400,000	6,038
4.810%, 9/17/30 144A	500,000	453
Pinnacle Bidco PLC
5.500%, 2/15/25 EUR §,∞	100,000	100
6.375%, 2/15/25 GBP §,∞	400,000	454
Renault SA 2.375%, 5/25/26 EUR §,∞	3,900,000	3,865
Ritchie Bros Auctioneers, Inc. 7.750%, 3/15/31 144A	1,500,000	1,572
Royal Caribbean Cruises, Ltd. 7.250%, 1/15/30 144A	1,000,000	1,006
Sands China, Ltd.
2.800%, 3/8/27	400,000	343
3.750%, 8/8/31	1,100,000	882
4.300%, 1/8/26	1,700,000	1,593
5.900%, 8/8/28	3,200,000	3,038
Southwest Airlines Co. 5.250%, 5/4/25	1,000,000	999
Toll Brothers Finance Corp.
4.350%, 2/15/28	100,000	94
4.875%, 3/15/27	1,200,000	1,164
Travis Perkins PLC 4.500%, 9/7/23 GBP §,∞	1,900,000	2,314
United Airlines Pass Through Trust, Series 2014-1, Class A 4.000%, 10/11/27	588,639	555
United Airlines Pass Through Trust, Series 2019-2, Class A 2.900%, 11/1/29	87,888	75
United Airlines Pass Through Trust, Series 2020-1, Class A 5.875%, 4/15/29	2,188,147	2,182
US Airways Pass-Through Trust, Series 2012-1, Class A 5.900%, 4/1/26	593,886	590
Wynn Macau, Ltd.
5.500%, 1/15/26 144A	200,000	186
5.500%, 1/15/26 §	500,000	464

Multi-Sector Bond Portfolio

Corporate Bonds (45.0%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/1/29 144A	800,000	727
7.125%, 2/15/31 144A	1,000,000	1,014
ZF Europe Finance BV 2.000%, 2/23/26 EUR §,∞	2,000,000	1,971
ZF Finance GmbH
2.750%, 5/25/27 EUR §,∞	4,300,000	4,156
3.750%, 9/21/28 EUR §,∞	2,000,000	1,933

Total		72,107

Consumer, Non-cyclical (3.9%)
AA Bond Co., Ltd. 4.875%, 7/31/43 GBP §,∞	1,200,000	1,447
AbbVie, Inc. 1.500%, 11/15/23 EUR ∞	400,000	429
Abertis Infraestructuras SA
1.625%, 7/15/29 EUR §,∞	500,000	467
1.875%, 3/26/32 EUR §,∞	600,000	531
3.000%, 3/27/31 EUR §,∞	600,000	591
3.375%, 11/27/26 GBP §,∞	2,100,000	2,407
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.250%, 10/15/26 EUR §,∞	1,600,000	1,570
6.125%, 10/15/26 144A	300,000	267
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas LuxCo 4 SARL 3.625%, 6/1/28 144A EUR ∞	1,400,000	1,248
Amgen, Inc. 5.650%, 3/2/53	1,000,000	1,041
Atlantia SpA
1.625%, 2/3/25 EUR §,∞	1,200,000	1,230
1.875%, 7/13/27 EUR §,∞	400,000	383
1.875%, 2/12/28 EUR §,∞	5,500,000	4,998
Bacardi, Ltd. 4.700%, 5/15/28 144A	2,900,000	2,874
BAT Capital Corp.
3.222%, 8/15/24	100,000	97
3.557%, 8/15/27	500,000	465
Bellis Acquisition Co. PLC 3.250%, 2/16/26 GBP §,∞	4,000,000	4,034
Centene Corp.
4.250%, 12/15/27	200,000	193
4.625%, 12/15/29	500,000	470
CHS / Community Health Systems, Inc. 8.000%, 3/15/26 144A	700,000	677
Constellation Brands, Inc. 3.700%, 12/6/26	200,000	193
CVS Pass-Through Trust
4.704%, 1/10/36 144A	351,359	330
5.926%, 1/10/34 144A	584,682	584
7.507%, 1/10/32 144A	58,247	63
DaVita, Inc. 4.625%, 6/1/30 144A	1,900,000	1,622
Elevance Health, Inc. 4.750%, 2/15/33	900,000	905
Imperial Brands Finance PLC
3.500%, 7/26/26 144A	200,000	187
6.125%, 7/27/27 144A	2,200,000	2,256

Corporate Bonds (45.0%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Loxam SAS
2.875%, 4/15/26 EUR §,∞	100,000	99
3.250%, 1/14/25 EUR §,∞	900,000	946
Market Bidco Finco PLC 4.750%, 11/4/27 EUR §,∞	1,898,000	1,588
Nexi SpA 2.125%, 4/30/29 EUR §,∞	3,700,000	3,280
Organon & Co. / Organon Foreign Debt Co- Issuer BV 2.875%, 4/30/28 EUR §,∞	3,900,000	3,717
Organon Finance 1 LLC 4.125%, 4/30/28 144A	1,100,000	1,006
Perrigo Finance Unlimited Co. 4.400%, 6/15/30	200,000	180
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/1/26 144A	500,000	404
Teva Pharmaceutical Finance Netherlands II BV
4.375%, 5/9/30 EUR ∞	2,000,000	1,830
4.500%, 3/1/25 EUR ∞	137,000	146

Total		44,755

Diversified (0.0%)
Stena International SA 6.125%, 2/1/25 144A	400,000	384

Total		384

Energy (6.9%)
Aker BP ASA 3.750%, 1/15/30 144A	400,000	361
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.625%, 7/15/26 144A	100,000	97
Boardwalk Pipelines LP 3.400%, 2/15/31	200,000	174
CGG SA
7.750%, 4/1/27 EUR §,∞	200,000	183
8.750%, 4/1/27 144A	3,400,000	2,834
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	100,000	100
Cheniere Energy Partners LP 4.000%, 3/1/31	1,400,000	1,246
Continental Resources, Inc. 4.375%, 1/15/28	1,400,000	1,320
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	233
Enbridge, Inc. 5.700%, 3/8/33	900,000	936
Energy Transfer LP
2.900%, 5/15/25	100,000	95
3.750%, 5/15/30	200,000	185
4.950%, 5/15/28	1,200,000	1,183
5.000%, 5/15/50	200,000	171
5.250%, 4/15/29	100,000	100
6.050%, 6/1/41	100,000	101
6.500%, 2/1/42	300,000	311
6.625%, 10/15/36	500,000	526
7.500%, 7/1/38	1,700,000	1,910

Multi-Sector Bond Portfolio

Corporate Bonds (45.0%)	Shares/ Par +	Value $ (000’s)

Energy continued
EQT Corp. 6.625%, 2/1/25	5,500,000	5,533
Gray Oak Pipeline LLC 3.450%, 10/15/27 144A	500,000	453
Greenko Solar Mauritius, Ltd. 5.550%, 1/29/25 144A	1,000,000	957
Kinder Morgan Energy Partners LP 6.550%, 9/15/40	2,382,000	2,450
Kinder Morgan, Inc. 7.750%, 1/15/32	1,216,000	1,414
Midwest Connector Capital Co. LLC 3.900%, 4/1/24 144A	200,000	196
MPLX LP 4.250%, 12/1/27	100,000	97
NGPL PipeCo LLC 7.768%, 12/15/37 144A	3,900,000	4,298
Noble Corp. PLC
11.000%, 2/15/28 144A	32,532	35
11.000%, 2/15/28	45,537	50
NuStar Logistics LP
5.625%, 4/28/27	1,400,000	1,326
6.000%, 6/1/26	200,000	196
Occidental Petroleum Corp. 5.875%, 9/1/25	700,000	705
Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%, 12/1/26 §,Þ	1,756,862	972
Odebrecht Oil & Gas Finance, Ltd. 0.000%, 5/22/23 §,µ	782,000	–	π
Pertamina Persero PT 6.500%, 11/7/48 144A	3,800,000	3,928
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,500,000	260
5.500%, 4/12/37 §,j	4,300,000	161
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞	1,100,000	948
4.750%, 2/26/29 EUR §,∞	3,500,000	2,996
4.875%, 2/21/28 EUR §,∞	600,000	542
5.625%, 1/23/46	378,000	225
5.950%, 1/28/31	4,300,000	3,291
6.350%, 2/12/48	1,700,000	1,045
6.625%, 6/15/35	4,200,000	3,063
6.625%, 6/15/38	2,000,000	1,376
6.700%, 2/16/32	4,536,000	3,611
6.750%, 9/21/47	2,900,000	1,885
7.690%, 1/23/50	2,580,000	1,821
Petrorio Luxembourg SARL 6.125%, 6/9/26 144A	200,000	188
Plains All American Pipeline LP / PAA Finance Corp.
4.900%, 2/15/45	1,100,000	881
6.650%, 1/15/37	277,000	283
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 9/30/27 144A	1,737,420	1,764
Regency Energy Partners LP / Regency Energy Finance Corp. 4.500%, 11/1/23	300,000	297
Rio Oil Finance Trust
9.250%, 7/6/24 144A	538,857	544
9.250%, 7/6/24 §	471,500	476
9.750%, 1/6/27 §	286,221	296

Corporate Bonds (45.0%)	Shares/ Par +	Value $ (000’s)

Energy continued
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	700,000	675
5.625%, 3/1/25	4,900,000	4,931
5.750%, 5/15/24	800,000	802
5.875%, 6/30/26	400,000	408
Santos Finance, Ltd. 3.649%, 4/29/31 144A	700,000	585
Southwestern Energy Co. 5.375%, 2/1/29	100,000	94
Tallgrass Energy Partners LP 5.500%, 1/15/28 144A	8,400,000	7,681
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.500%, 3/1/30	1,200,000	1,173
Western Midstream Operating, LP 3.350%, 2/1/25	1,200,000	1,146

Total		78,124

Financial (16.1%)
ADLER Group SA
1.875%, 1/14/26 EUR §,∞	1,100,000	465
2.750%, 11/13/26 EUR §,∞	1,400,000	587
12.500%, 7/31/25 EUR ∞,Æ,d	1,814,000	1,965
ADLER Real Estate AG
2.125%, 2/6/24 EUR §,∞	2,288,000	2,189
3.000%, 4/27/26 EUR §,∞	4,900,000	3,861
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.150%, 2/15/24	3,600,000	3,490
3.650%, 7/21/27	500,000	459
4.450%, 4/3/26	900,000	864
4.625%, 10/15/27	500,000	483
4.875%, 1/16/24	1,200,000	1,186
Aircastle, Ltd.
2.850%, 1/26/28 144A	600,000	516
4.250%, 6/15/26	300,000	285
5.250%, 8/11/25 144A	2,400,000	2,346
Ally Financial, Inc.
3.050%, 6/5/23	400,000	396
8.000%, 11/1/31	1,371,000	1,439
Antares Holdings LP 2.750%, 1/15/27 144A	250,000	204
Athora Netherlands NV
2.375%, 5/17/24 EUR §,∞	700,000	736
7.000%, (5 Year EUR Annual Swap Rate plus 6.463%), 6/19/25 EUR §,µ,∞,y	200,000	203
Atrium European Real Estate, Ltd. 4.250%, 9/11/25 EUR §,∞	3,439,000	3,193
Aviation Capital Group LLC 5.500%, 12/15/24 144A	1,000,000	987
Avolon Holdings Funding, Ltd. 2.528%, 11/18/27 144A	2,173,000	1,839
Banca Monte dei Paschi di Siena SpA
1.875%, 1/9/26 EUR §,∞	300,000	279
2.625%, 4/28/25 EUR §,∞	1,600,000	1,579
5.375%, (5 Year EUR Annual Swap Rate plus 5.005%), 1/18/28 EUR §,∞	7,100,000	6,406
8.000%, (5 Year EUR Annual Swap Rate plus 8.149%), 1/22/30 EUR §,∞	500,000	480

Multi-Sector Bond Portfolio

Corporate Bonds (45.0%)	Shares/ Par +	Value $ (000’s)

Financial continued
8.500%, (5 Year EUR Annual Swap Rate plus 8.917%), 9/10/30 EUR §,∞	800,000	770
Banco Bilbao Vizcaya Argentaria SA
6.000%, (5 Year EUR Annual Swap Rate plus 6.039%), 3/29/24 EUR §,µ,∞,y	1,600,000	1,632
6.138%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.700%), 9/14/28	2,300,000	2,337
Banco BTG Pactual SA 4.500%, 1/10/25 144A	500,000	483
Banco de Sabadell SA
1.125%, (1 Year EUR Annual Swap Rate plus 1.550%), 3/11/27 EUR §,∞	200,000	196
1.750%, 5/10/24 EUR §,∞	900,000	943
Banco Votorantim SA 4.500%, 9/24/24 §	200,000	194
Bank of America Corp.
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	973,000	904
5.875%, (ICE LIBOR USD 3 Month plus 2.931%), 3/15/28 µ	4,500,000	4,049
Bank of Ireland Group PLC
6.253%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.650%), 9/16/26 144A	600,000	596
7.500%, (5 Year EUR Annual Swap Rate plus 7.924%), 5/19/25 EUR §,µ,∞,y	1,700,000	1,779
Barclays PLC
5.501%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.650%), 8/9/28	3,000,000	2,958
6.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.867%), 12/15/25 µ,y	500,000	425
7.437%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.500%), 11/2/33	500,000	553
BNP Paribas SA
1.904%, (US SOFR plus 1.609%), 9/30/28 144A	1,700,000	1,446
4.705%, (ICE LIBOR USD 3 Month plus 2.235%), 1/10/25 144A	1,800,000	1,780
CaixaBank SA
6.750%, (5 Year EUR Annual Swap Rate plus 6.498%), 6/13/24 EUR §,µ,∞,y	200,000	208
Cantor Fitzgerald LP 4.875%, 5/1/24 144A	100,000	99
Chubb INA Holdings, Inc. 0.875%, 6/15/27 EUR ∞	200,000	194
Citigroup, Inc.
3.070%, (US SOFR plus 1.280%), 2/24/28	200,000	186
3.400%, 5/1/26	400,000	382
Corestate Capital Holding SA 3.500%, 4/15/23 EUR §,∞,j	700,000	114
CPI Property Group SA 1.625%, 4/23/27 EUR §,∞	700,000	545
Credit Agricole SA 1.907%, (US SOFR plus 1.676%), 6/16/26 144A	500,000	459
Credit Suisse AG 6.500%, 8/8/23 144A y	7,400,000	7,049

Corporate Bonds (45.0%)	Shares/ Par +	Value $ (000’s)

Financial continued
6.500%, 8/8/23 §,y	1,700,000	1,619
Crown Castle International Corp.
2.100%, 4/1/31	1,700,000	1,389
5.000%, 1/11/28	1,700,000	1,713
DAE Sukuk DIFC, Ltd. 3.750%, 2/15/26 144A	1,000,000	958
Deutsche Bank AG
1.375%, (Euribor 3 Month ACT/360 plus 1.500%), 2/17/32 EUR §,∞	2,500,000	1,994
1.750%, (Euribor 3 Month ACT/360 plus 2.050%), 11/19/30 EUR §,∞	3,700,000	3,148
3.035%, (US SOFR plus 1.718%), 5/28/32	200,000	154
3.547%, (US SOFR plus 3.043%), 9/18/31	1,300,000	1,066
3.729%, (US SOFR plus 2.757%), 1/14/32	3,300,000	2,461
3.742%, (US SOFR plus 2.257%), 1/7/33	700,000	506
5.882%, (US SOFR plus 5.438%), 7/8/31	400,000	348
Fairfax Financial Holdings, Ltd.
2.750%, 3/29/28 144A EUR ∞	500,000	482
2.750%, 3/29/28 EUR §,∞	1,200,000	1,156
Fidelity National Financial, Inc. 3.400%, 6/15/30	200,000	175
Freedom Mortgage Corp.
6.625%, 1/15/27 144A	500,000	385
7.625%, 5/1/26 144A	2,100,000	1,688
8.125%, 11/15/24 144A	3,560,000	3,427
8.250%, 4/15/25 144A	782,000	722
Globalworth Real Estate Investments, Ltd. 3.000%, 3/29/25 EUR §,∞	3,900,000	3,659
GLP Capital LP / GLP Financing II, Inc.
3.350%, 9/1/24	100,000	95
5.750%, 6/1/28	400,000	390
The Goldman Sachs Group, Inc. 3.375%, 3/27/25 EUR §,∞	200,000	215
Growthpoint Properties International Pty, Ltd.
5.872%, 5/2/23 144A	300,000	297
5.872%, 5/2/23 §	5,800,000	5,743
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26	200,000	183
2.099%, (US SOFR plus 1.929%), 6/4/26	200,000	184
2.804%, (US SOFR plus 1.187%), 5/24/32	3,300,000	2,695
3.973%, (ICE LIBOR USD 3 Month plus 1.610%), 5/22/30	4,900,000	4,421
Huarong Finance 2019 Co., Ltd. 2.125%, 9/30/23 §	1,100,000	1,059
ING Groep NV
5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 4.342%), 11/16/26 µ,y	1,800,000	1,557
6.750%, (5 Year ICE Swap Rate plus 4.204%), 4/16/24 §,µ,y	900,000	827
Intesa Sanpaolo SpA
3.250%, 9/23/24 144A	300,000	288
4.000%, 9/23/29 144A	200,000	174
5.500%, (5 Year EUR Annual Swap Rate plus 5.848%), 3/1/28 EUR §,µ,∞,y	4,050,000	3,511
5.875%, (5 Year EUR Annual Swap Rate plus 6.086%), 9/1/31 EUR §,µ,∞,y	900,000	764
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.000%, 8/15/28 144A	1,500,000	1,270

Multi-Sector Bond Portfolio

Corporate Bonds (45.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
Kaisa Group Holdings, Ltd.
9.375%, 6/30/24 §,j	400,000	48
9.750%, 9/28/23 §,j	600,000	72
10.500%, 1/15/25 §,j	1,100,000	132
10.875%, 7/23/23 §,j	400,000	48
11.250%, 4/16/25 §,j	3,500,000	421
11.650%, 6/1/26 §,j	1,000,000	120
Kennedy Wilson, Inc. 4.750%, 2/1/30	1,800,000	1,328
LeasePlan Corp. NV 2.875%, 10/24/24 144A	300,000	285
Liberty Mutual Finance Europe DAC 1.750%, 3/27/24 EUR §,∞	100,000	106
Lincoln Financing SARL 3.625%, 4/1/24 EUR §,∞	2,976,960	3,200
Lloyds Banking Group PLC
3.511%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 3/18/26	200,000	190
3.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.800%), 3/18/28	2,500,000	2,321
4.976%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/11/33	200,000	192
Logicor Financing SARL 3.250%, 11/13/28 EUR §,∞	600,000	523
Marsh & McLennan Cos., Inc. 1.349%, 9/21/26 EUR ∞	100,000	99
Nationwide Building Society
4.363%, (ICE LIBOR USD 3 Month plus 1.392%), 8/1/24 144A	4,500,000	4,462
NatWest Group PLC
4.519%, (ICE LIBOR USD 3 Month plus 1.550%), 6/25/24	200,000	199
4.800%, 4/5/26	2,800,000	2,714
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29	3,700,000	3,553
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.625%), 12/29/25 µ,y	500,000	456
New Metro Global, Ltd. 4.500%, 5/2/26 §	1,700,000	1,070
NN Group NV
4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 7/15/49 EUR §,µ,∞	2,600,000	2,696
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25	100,000	96
4.950%, 4/1/24	100,000	99
OneMain Finance Corp.
3.500%, 1/15/27	1,100,000	923
4.000%, 9/15/30	700,000	525
6.125%, 3/15/24	2,500,000	2,435
6.875%, 3/15/25	1,900,000	1,841
7.125%, 3/15/26	1,400,000	1,346
Pacific Life Global Funding II 1.200%, 6/24/25 144A	200,000	184
Park Aerospace Holdings, Ltd. 5.500%, 2/15/24 144A	112,000	111
PRA Group, Inc. 8.375%, 2/1/28 144A	1,300,000	1,300

Corporate Bonds (45.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
RLJ Lodging Trust LP 3.750%, 7/1/26 144A	200,000	183
Santander UK Group Holdings PLC
2.896%, (US SOFR plus 1.475%), 3/15/32	800,000	646
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28	4,000,000	3,664
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 6/24/24 GBP §,µ,∞,y	1,390,000	1,514
SBB Treasury Oyj 0.750%, 12/14/28 EUR §,∞	700,000	425
Sberbank of Russia Via SB Capital SA 5.250%, 5/23/23 §,j,y	4,500,000	1,486
Seazen Group, Ltd. 6.000%, 8/12/24 §	200,000	150
Service Properties Trust 4.350%, 10/1/24	200,000	191
Societe Generale SA
7.375%, (USD 5 Year Swap Rate plus 4.302%), 10/4/23 144A µ,y	300,000	272
7.875%, (USD 5 Year Swap Rate plus 4.979%), 12/29/49 144A µ,y	200,000	187
Sunac China Holdings, Ltd.
5.950%, 4/26/24 §,j	2,000,000	472
6.650%, 8/3/24 §,j	600,000	141
7.250%, 6/14/22 §,j	2,600,000	615
8.350%, 4/19/23 §,j	1,600,000	380
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,∞	91,582	111
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,∞	2,549,801	2,993
TP ICAP PLC 5.250%, 1/26/24 GBP §,∞	3,700,000	4,483
Trust Fibra Uno 6.390%, 1/15/50 144A	200,000	150
UBS Group AG
4.703%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.050%), 8/5/27 144A	400,000	383
UniCredit SpA
7.296%, (USD 5 Year Swap Rate plus 4.914%), 4/2/34 144A	5,700,000	5,259
7.830%, 12/4/23 144A	5,650,000	5,679
The Unique Pub Finance Co. PLC 7.395%, 3/28/24 GBP §,∞	143,360	175
Virgin Money UK PLC
3.125%, (6 Month GBP-LIBOR plus 2.569%), 6/22/25 GBP §,∞	100,000	117
3.375%, (1 Year GBP Swap Rate plus 2.145%), 4/24/26 GBP §,∞	100,000	114
4.000%, (1 Year UK Gilts plus 2.800%), 9/25/26 GBP §,∞	500,000	577
4.000%, (1 Year UK Gilts plus 3.750%), 9/3/27 GBP §,∞	200,000	226
Vonovia Finance BV 5.000%, 10/2/23 144A	300,000	298
Wells Fargo & Co. 1.000%, 2/2/27 EUR §,∞	1,500,000	1,452
Weyerhaeuser Co. 7.375%, 3/15/32	424,000	487
Yango Justice International, Ltd. 7.500%, 4/15/24 §,j	4,200,000	105

Multi-Sector Bond Portfolio

Corporate Bonds (45.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
7.875%, 9/4/24 §,j	600,000	15

Total		183,486

Industrial (2.2%)
Berry Global, Inc. 1.570%, 1/15/26	100,000	91
The Boeing Co. 3.950%, 8/1/59	2,000,000	1,468
Constellation Oil Services Holding SA 3.000%, 12/31/26	101,338	60
DAE Funding LLC
1.550%, 8/1/24 144A	1,700,000	1,599
1.625%, 2/15/24 144A	1,000,000	957
2.625%, 3/20/25 144A	500,000	470
3.375%, 3/20/28 144A	700,000	629
3.375%, 3/20/28 §	200,000	180
Empresa de Transporte de Pasajeros Metro SA 4.700%, 5/7/50 §	1,400,000	1,230
Flex, Ltd. 3.750%, 2/1/26	700,000	672
Fortress Transportation & Infrastructure
5.500%, 5/1/28 144A	400,000	365
6.500%, 10/1/25 144A	4,818,000	4,821
GE Capital UK Funding Unlimited Co. 5.875%, 1/18/33 GBP ∞	800,000	1,016
General Electric Co. 4.125%, 9/19/35 EUR §,∞	500,000	537
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	279,627	269
The Manitowoc Co., Inc. 9.000%, 4/1/26 144A	6,200,000	6,210
Rolls-Royce PLC
4.625%, 2/16/26 EUR §,∞	1,600,000	1,716
5.750%, 10/15/27 144A	200,000	199
5.750%, 10/15/27 GBP §,∞	100,000	117
SMBC Aviation Capital Finance DAC 2.300%, 6/15/28 144A	200,000	169
Spirit Aerosystems, Inc. 9.375%, 11/30/29 144A	100,000	109
Standard Industries, Inc.
2.250%, 11/21/26 144A EUR ∞	1,300,000	1,220
2.250%, 11/21/26 EUR §,∞	1,300,000	1,220

Total		25,324

Technology (1.3%)
Broadcom, Inc.
2.450%, 2/15/31 144A	700,000	573
3.137%, 11/15/35 144A	1,500,000	1,154
Dell International LLC / EMC Corp.
5.300%, 10/1/29	4,300,000	4,333
5.450%, 6/15/23	293,000	293
6.020%, 6/15/26	400,000	411
8.100%, 7/15/36	162,000	189
NXP BV / NXP Funding LLC
4.875%, 3/1/24	1,700,000	1,687
5.350%, 3/1/26	1,600,000	1,604
Seagate HDD Cayman
4.125%, 1/15/31	650,000	544
9.625%, 12/1/32 144A	920,000	1,031

Corporate Bonds (45.0%)	Shares/ Par +	Value $ (000’s)
Technology continued
Ubisoft Entertainment SA 0.878%, 11/24/27 EUR §,∞	800,000	622
VMware, Inc.
4.500%, 5/15/25	300,000	296
4.650%, 5/15/27	1,400,000	1,378
4.700%, 5/15/30	100,000	97

Total		14,212

Utilities (1.3%)
American Electric Power Co., Inc. 5.625%, 3/1/33	1,000,000	1,034
Centrais Eletricas Brasileiras SA 4.625%, 2/4/30 144A	300,000	251
Edison International 5.750%, 6/15/27	100,000	102
Electricite de France SA 4.500%, 9/21/28 144A	900,000	876
FEL Energy VI SARL 5.750%, 12/1/40 §	3,049,035	2,515
Nakilat, Inc.
6.067%, 12/31/33 §	891,810	934
6.267%, 12/31/33 144A	450,331	471
National Fuel Gas Co. 5.200%, 7/15/25	300,000	300
NPC Ukrenergo 6.875%, 11/9/28 §,j	800,000	127
Pacific Gas & Electric Co.
2.100%, 8/1/27	100,000	87
2.500%, 2/1/31	100,000	81
2.950%, 3/1/26	100,000	93
3.150%, 1/1/26	1,600,000	1,493
3.250%, 6/15/23	100,000	99
3.300%, 3/15/27	200,000	183
3.300%, 12/1/27	500,000	450
3.300%, 8/1/40	2,700,000	1,915
3.450%, 7/1/25	300,000	286
3.500%, 6/15/25	1,500,000	1,430
3.750%, 7/1/28	100,000	92
4.200%, 6/1/41	100,000	79
4.250%, 8/1/23	200,000	199
4.250%, 3/15/46	100,000	74
4.450%, 4/15/42	300,000	235
4.550%, 7/1/30	500,000	468
Perusahaan Listrik Negara PT 3.000%, 6/30/30 144A	1,500,000	1,287

Total		15,161

Total Corporate Bonds (Cost: $615,423)		512,447

Convertible Corporate Bonds (0.1%)
Financial (0.1%)
Corestate Capital Holding SA 1.375%, 11/28/22 EUR §,∞,j	5,700,000	865

Total		865

Total Convertible Corporate Bonds (Cost: $6,684)		865

Multi-Sector Bond Portfolio

Governments (16.1%)	Shares/ Par +	Value $ (000’s)
Governments (16.1%)
Abu Dhabi Government International Bond
2.700%, 9/2/70 144A	3,700,000	2,313
2.700%, 9/2/70 §	900,000	563
3.875%, 4/16/50 §	1,500,000	1,274
Albania Government International Bond 3.500%, 6/16/27 144A EUR ∞	1,400,000	1,365
Arab Republic of Egypt
5.625%, 4/16/30 144A EUR ∞	1,550,000	1,003
5.625%, 4/16/30 EUR §,∞	1,700,000	1,100
7.500%, 2/16/61 144A	1,900,000	1,024
Argentine Republic Government International Bond
1.000%, 7/9/29	405,455	112
1.750%, 7/9/30	866,857	249
4.875%, 7/9/41	13,420,196	3,738
5.000%, 7/9/35	5,922,164	1,525
Australian Government 4.250%, 4/21/26 AUD §,∞	2,400,000	1,665
Banque Ouest Africaine de Developpement 2.750%, 1/22/33 144A EUR ∞	500,000	401
Brazilian Government International Bond 5.000%, 1/27/45	1,000,000	785
Colombia Government International Bond
5.000%, 6/15/45	6,000,000	4,186
5.200%, 5/15/49	200,000	139
Dominican Republic International Bond
4.875%, 9/23/32 144A	550,000	466
4.875%, 9/23/32 §	1,700,000	1,441
6.500%, 2/15/48 144A	2,800,000	2,368
6.500%, 2/15/48 §	2,800,000	2,368
6.875%, 1/29/26 §	500,000	507
Ecuador Government International Bond
0.000%, 7/31/30 144A	323,958	97
6.900%, 7/31/30 §	1,500,000	697
6.900%, 7/31/35 144A	2,674,620	889
6.900%, 7/31/40 144A	1,225,800	366
Egypt Government International Bond
6.375%, 4/11/31 EUR §,∞	3,300,000	2,129
7.500%, 2/16/61 §	800,000	431
Export-Import Bank of India 3.375%, 8/5/26 §	600,000	566
Federal Republic of Nigeria
7.625%, 11/28/47 §	700,000	444
7.696%, 2/23/38 §	600,000	401
7.875%, 2/16/32 §	2,800,000	2,107
Ghana Government International Bond
8.125%, 3/26/32 §,j	400,000	138
8.950%, 3/26/51 §,j	800,000	268
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR §,∞	500,000	444
5.875%, 10/17/31 144A EUR ∞	300,000	267
6.625%, 3/22/48 144A EUR ∞	900,000	674
6.625%, 3/22/48 EUR §,∞	800,000	599
6.875%, 10/17/40 144A EUR ∞	400,000	319
6.875%, 10/17/40 EUR §,∞	100,000	80
Kingdom of Jordan
4.950%, 7/7/25 144A	300,000	287
5.850%, 7/7/30 144A	400,000	356
Morocco Government International Bond 4.000%, 12/15/50 144A	500,000	340

Governments (16.1%)	Shares/ Par +	Value $ (000’s)
Governments continued
5.500%, 12/11/42 §	800,000	691
North Macedonia 3.675%, 6/3/26 144A EUR ∞	500,000	497
Oman Government International Bond
6.000%, 8/1/29 §	900,000	904
6.250%, 1/25/31 144A	2,300,000	2,338
6.500%, 3/8/47 §	500,000	459
6.750%, 1/17/48 §	4,800,000	4,530
Panama Government International Bond
6.700%, 1/26/36	1,900,000	2,007
8.125%, 4/28/34	100,000	116
Provincia de Buenos Aires 37.463%, (Argentina Private Banks Deposit Rates Index plus 3.750%), 4/12/25 144A ARS §,∞	740,000	2
Republic of Belarus Ministry of Finance 5.875%, 2/24/26 144A j	600,000	264
Republic of Indonesia
0.900%, 2/14/27 EUR ∞	1,700,000	1,641
1.400%, 10/30/31 EUR ∞	1,900,000	1,617
1.450%, 9/18/26 EUR ∞	700,000	697
3.375%, 7/30/25 144A EUR ∞	800,000	859
3.750%, 6/14/28 144A EUR ∞	1,900,000	2,025
3.750%, 6/14/28 EUR §,∞	2,200,000	2,344
4.625%, 4/15/43 §	2,700,000	2,511
5.125%, 1/15/45 §	1,800,000	1,764
Republic of Paraguay
5.600%, 3/13/48 §	600,000	532
6.100%, 8/11/44 §	300,000	290
Republic of Peru 3.300%, 3/11/41	2,700,000	2,021
Republic of Poland Government International Bond 5.500%, 4/4/53	1,200,000	1,214
Republic of Serbia
1.650%, 3/3/33 144A EUR ∞	700,000	499
6.500%, 9/26/33 §	1,500,000	1,489
Republic of South Africa Government International Bond
4.850%, 9/30/29	1,200,000	1,076
4.875%, 4/14/26	600,000	582
5.000%, 10/12/46	500,000	345
5.750%, 9/30/49	4,500,000	3,296
Romanian Government International Bond
2.000%, 4/14/33 144A EUR ∞	1,400,000	1,033
2.875%, 4/13/42 144A EUR ∞	500,000	317
4.125%, 3/11/39 EUR §,∞	1,500,000	1,203
Russian Federation
4.250%, 6/23/27 144A j	200,000	10
4.250%, 6/23/27 §,j	1,000,000	50
5.250%, 6/23/47 144A j	200,000	10
5.250%, 6/23/47 §,j	2,400,000	120
Saudi International Bond 4.500%, 10/26/46 §	9,300,000	8,152
Sri Lanka Government International Bond
7.550%, 3/28/30 §,j	1,600,000	560
7.850%, 3/14/29 §,j	500,000	175
State Agency of Roads of Ukraine 6.250%, 6/24/30 §,j	600,000	103

Multi-Sector Bond Portfolio

Governments (16.1%)	Shares/ Par +	Value $ (000’s)
Governments continued
State of Minas Gerais 5.333%, 2/15/28 §	100,000	98
State of Qatar
4.400%, 4/16/50 144A	1,200,000	1,109
4.400%, 4/16/50 §	2,400,000	2,219
4.500%, 4/23/28 §	1,100,000	1,116
4.817%, 3/14/49 §	800,000	783
5.103%, 4/23/48 §	1,200,000	1,218
Turkey Government International Bond
4.875%, 4/16/43	2,800,000	1,852
5.750%, 5/11/47	4,400,000	3,111
Ukraine Government International Bond
4.375%, 1/27/32 144A EUR ∞,j	1,600,000	295
4.375%, 1/27/32 EUR §,∞,j	1,700,000	313
6.750%, 6/20/28 144A EUR ∞,j	600,000	106
6.876%, 5/21/31 144A j	900,000	154
7.375%, 9/25/34 §,j	300,000	51
8.994%, 2/1/26 144A j	1,000,000	183
United Mexican States
2.125%, 10/25/51 EUR ∞	1,000,000	603
3.771%, 5/24/61	5,400,000	3,642
US Treasury
1.875%, 8/31/24 b	7,310,000	7,062
2.125%, 3/31/24 b	3,970,000	3,875
2.125%, 11/30/24 b	3,400,000	3,286
2.250%, 11/15/24	15,910,000	15,411
2.375%, 8/15/24 b	3,700,000	3,601
2.500%, 1/31/24	10,590,000	10,396
2.750%, 2/15/24 b	8,700,000	8,554
2.875%, 11/30/23 b	4,230,000	4,179
4.000%, 11/15/42	19,800,000	20,338
Venezuela Government International Bond
6.000%, 12/9/49 §,j	32,000	2
7.000%, 3/31/38 §,j	204,000	21
7.650%, 4/21/25 §,j	1,955,000	200
8.250%, 10/13/24 §,j	356,000	37
9.000%, 5/7/23 §,j	32,000	3
9.250%, 5/7/28 §,j	1,241,000	127
9.375%, 1/13/34 j	1,400,000	143

Total		182,922

Total Governments (Cost: $228,877)		182,922

Municipal Bonds (0.6%)
Municipal Bonds (0.6%)
American Municipal Power, Inc. 7.834%, 2/15/41 RB	100,000	129
Bay Area Toll Authority, California, Series 2010 6.918%, 4/1/40 RB	200,000	238
City of Riverside California Electric Revenue 7.605%, 10/1/40 RB	200,000	257
Golden State Tobacco Securitization Corp. 3.850%, 6/1/50 RB	3,030,000	2,736
Irvine Ranch California Water District 6.622%, 5/1/40 RB	100,000	115
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB	200,000	257

Municipal Bonds (0.6%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
Metropolitan Government of Nashville & Davidson County Tennessee 6.568%, 7/1/37 RB	100,000	116
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB	96,000	106
New York City Transitional Finance Authority 5.508%, 8/1/37 RB	300,000	312
New York State Urban Development Corp. 5.770%, 3/15/39 RB	100,000	105
Port Authority of New York & New Jersey, Series 165 5.647%, 11/1/40 RB	1,100,000	1,189
Port Authority of New York & New Jersey, Series 168 4.926%, 10/1/51 RB	200,000	203
State of Illinois
6.630%, 2/1/35 GO	226,154	240
6.725%, 4/1/35 GO	95,000	101
7.350%, 7/1/35 GO	185,714	204
Triborough Bridge & Tunnel Authority 5.550%, 11/15/40 RB	800,000	854

Total Municipal Bonds (Cost: $6,864)		7,162

Structured Products (12.8%)
Asset Backed Securities (7.8%)
ABFC Trust, Series 2007-WMC1, Class A1A
6.095%, (ICE LIBOR USD 1 Month plus 1.250%), 6/25/37	8,298,076	5,704
Accredited Mortgage Loan Trust, Series 2005- 3, Class M3
5.565%, (ICE LIBOR USD 1 Month plus 0.720%), 9/25/35	80,416	78
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
5.745%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34	53,570	47
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
5.640%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35	36,943	33
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4
5.820%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35	7,576	8
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
5.145%, (ICE LIBOR USD 1 Month plus 0.300%), 7/25/36	7,084,099	1,823
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
5.845%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35	68,356	63
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
5.715%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34	9,194	9

Multi-Sector Bond Portfolio

Structured Products (12.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Ares European CLO VI DAC, Series 2013-6A, Class ARR
2.898%, (Euribor 3 Month ACT/360 plus 0.610%), 4/15/30 144A EUR ∞	492,009	520
Ares European CLO, Series 10A, Class AR
3.068%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	1,100,000	1,167
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4
5.745%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35	89,527	86
Aurium CLO I DAC, Series 2019-1A, Class ARR
3.958%, (Euribor 3 Month ACT/360 plus 1.050%), 3/23/32 144A EUR ∞	250,000	265
Bain Capital Euro CLO, Series 2018-2A, Class AR
3.082%, (Euribor 3 Month ACT/360 plus 0.740%), 1/20/32 144A EUR ∞	300,000	317
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
6.095%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37	54,774	54
Cairn CLO BV, Series 2014-A4, Class ARRR
3.068%, (Euribor 3 Month ACT/360 plus 0.600%), 4/30/31 144A EUR ∞	295,869	313
Cairn CLO X BV, Series 2018-10A, Class AR
3.068%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	700,000	741
Carlyle Global Market Strategies Euro CLO, Series 2017-3A, Class A1R
2.988%, (Euribor 3 Month ACT/360 plus 0.700%), 1/15/31 144A EUR ∞	899,168	950
Carrington Mortgage Loan Trust, Series 2005- FRE1, Class M3
5.610%, (ICE LIBOR USD 1 Month plus 0.765%), 12/25/35	8,016,000	5,909
Citigroup Mortgage Loan Trust, Series 2007- AHL1, Class A2C
5.265%, (ICE LIBOR USD 1 Month plus 0.420%), 12/25/36	88,628	86
Countrywide Alternative Loan Trust, Series 2006-5, Class M1
5.370%, (ICE LIBOR USD 1 Month plus 0.525%), 8/25/36	1,500,000	1,420
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4
6.420%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34	69,840	68
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6
4.740%, (AFC), 10/25/35	4	–π
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4
5.545%, (ICE LIBOR USD 1 Month plus 0.700%), 3/25/36	75,318	65
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5
4.467%, (AFC), 7/25/36 Σ	83,621	74

Structured Products (12.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A
4.985%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37	362,338	330
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3
5.425%, (ICE LIBOR USD 1 Month plus 0.580%), 8/25/36	1,198	1
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2
5.325%, (ICE LIBOR USD 1 Month plus 0.480%), 2/25/37	900,000	781
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3
4.985%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37	7,858	8
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A
5.685%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47	1,116,333	1,057
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A
5.045%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47	741,781	628
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1
5.945%, (ICE LIBOR USD 1 Month plus 1.100%), (AFC), 5/25/47 144A	1,035,894	780
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
5.465%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32	2,059	2
CVC Cordatus Loan Fund XI DAC, Series 2011-A, Class AR
2.938%, (Euribor 3 Month ACT/360 plus 0.650%), 10/15/31 144A EUR ∞	800,000	844
Ellington Loan Acquisition Trust, Series 2007- 2, Class A1
5.895%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	188,083	178
Euro-Galaxy III CLO BV, Series 2013-3A, Class ARRR
3.037%, (Euribor 3 Month ACT/360 plus 0.620%), 4/24/34 144A EUR ∞	300,000	316
Fremont Home Loan Trust, Series 2005-2, Class M4
5.775%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35	300,000	264
GSAA Home Equity Trust, Series 2006-17, Class A1
4.965%, (ICE LIBOR USD 1 Month plus 0.120%), 11/25/36	46,483	11
GSAMP Trust, Series 2004-WF, Class M2
6.495%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34	13,176	12
GSAMP Trust, Series 2007-FM2, Class A2B
4.935%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37	152,603	90
GSAMP Trust, Series 2007-NC1, Class A2A
4.895%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46	12,181	6

Multi-Sector Bond Portfolio

Structured Products (12.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Harvest CLO XX DAC, Series 2020-A, Class AR
3.022%, (Euribor 3 Month ACT/360 plus 0.680%), 10/20/31 144A EUR ∞	600,000	630
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
5.185%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37	500,000	434
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
5.625%, (ICE LIBOR USD 1 Month plus 0.780%), 11/25/35	147,890	131
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2
5.005%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37	316,918	166
Invesco Euro CLO III DAC, Series 3A, Class A
3.208%, (Euribor 3 Month ACT/360 plus 0.920%), 7/15/32 144A EUR ∞	500,000	524
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class M1
5.145%, (ICE LIBOR USD 1 Month plus 0.300%), 3/25/37	400,000	352
KKR Financial CLO, Ltd., Series 9, Class AR2
5.742%, (ICE LIBOR USD 3 Month plus 0.950%), 7/15/30 144A	1,912,268	1,886
Laurelin DAC, Series 2016-1A, Class ARR
3.062%, (Euribor 3 Month ACT/360 plus 0.720%), 10/20/31 144A EUR ∞	400,000	423
LCM XV LP, Series 2015-A, Class AR2
5.808%, (ICE LIBOR USD 3 Month plus 1.000%), 7/20/30 144A	1,655,786	1,631
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
5.445%, (ICE LIBOR USD 1 Month plus 0.600%), 2/25/36	52,962	43
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
5.385%, (ICE LIBOR USD 1 Month plus 0.540%), 5/25/46	278,259	90
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
5.145%, (ICE LIBOR USD 1 Month plus 0.300%), 5/25/36	1,017,980	577
Madison Park Euro Funding XIV DAC, Series 14A, Class A1R
3.088%, (Euribor 3 Month ACT/360 plus 0.800%), 7/15/32 144A EUR ∞	300,000	314
Man GLG EURO CLO DAC, Series 2021-3A, Class AR
2.968%, (Euribor 3 Month ACT/360 plus 0.680%), 10/15/30 144A EUR ∞	338,350	359
Man GLG EURO CLO DAC, Series 2022-6A, Class AR
3.098%, (Euribor 3 Month ACT/360 plus 0.810%), 10/15/32 144A EUR ∞	299,748	316
Marathon CLO, Ltd., Series 2017-9A, Class A1AR
5.942%, (ICE LIBOR USD 3 Month plus 1.150%), 4/15/29 144A	1,159,110	1,154

Structured Products (12.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Marble Point CLO X, Ltd., Series 2017-1A, Class AR
5.832%, (ICE LIBOR USD 3 Month plus 1.040%), 10/15/30 144A	5,000,147	4,928
MASTR Asset Backed Securities Trust, Series 2004-OPT1, Class M1
5.625%, (ICE LIBOR USD 1 Month plus 0.780%), 2/25/34	703,954	664
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
5.745%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34	79,849	76
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
5.145%, (ICE LIBOR USD 1 Month plus 0.300%), 3/25/36	8,770,218	7,732
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
5.045%, (ICE LIBOR USD 1 Month plus 0.200%), 8/25/36	1,987,665	619
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
4.995%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36	844,089	269
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
5.295%, (ICE LIBOR USD 1 Month plus 0.450%), 2/25/47	705,186	417
MF1, Series 2022-FL8, Class A
5.910%, (US 30 Day Average SOFR plus 1.350%), 2/19/37 144A	1,000,000	973
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE5, Class M4
5.715%, (ICE LIBOR USD 1 Month plus 0.870%), 9/25/35	5,965,594	4,812
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2MZ
5.425%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35	784,058	772
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
5.550%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35	162,120	148
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
5.835%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35	117,379	114
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C
5.165%, (ICE LIBOR USD 1 Month plus 0.320%), 9/25/36	59,066	26
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C
4.985%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36	54,154	24
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C
5.095%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37	54,308	24

Multi-Sector Bond Portfolio

Structured Products (12.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1
6.420%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32	5,839	6
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
6.195%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33	15,239	15
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A3
5.075%, (ICE LIBOR USD 1 Month plus 0.230%), 4/25/37	2,945,052	1,583
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
5.005%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37	126,872	125
Oak Hill Euro Credit Partners VII DAC, Series 2021-7A, Class AR
3.082%, (Euribor 3 Month ACT/360 plus 0.740%), 10/20/31 144A EUR ∞	1,200,000	1,269
Popular Mortgage Pass-Through Trust, Series 2006-A, Class M1
5.430%, (ICE LIBOR USD 1 Month plus 0.585%), (AFC), 2/25/36	35,778	35
RAAC Series, Series 2007-RP4, Class A
5.195%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	162,321	144
Renaissance Home Equity Loan Trust, Series 2006-4, Class AF6
5.340%, 1/25/37 Σ	1,514,158	481
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
5.185%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37	1,314,508	1,203
Saranac CLO, Ltd., Series 2018-6A, Class A1R
6.294%, (ICE LIBOR USD 3 Month plus 1.140%), 8/13/31 144A	2,900,000	2,863
Saxon Asset Securities Trust, Series 2006-1, Class M1
5.310%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36	183,826	174
Sculptor CLO XXV, Ltd., Series 25A, Class A1
6.062%, (ICE LIBOR USD 3 Month plus 1.270%), 1/15/31 144A	2,100,000	2,070
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
5.805%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36	32,674	28
Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR2
5.805%, (ICE LIBOR USD 3 Month plus 0.990%), 1/23/29 144A	210,296	209
Sound Point CLO XIV, Ltd., Series 2017-2A, Class AR
5.798%, (ICE LIBOR USD 3 Month plus 0.980%), 7/25/30 144A	4,885,228	4,808
Soundview Home Loan Trust, Series 2006-2, Class M2
5.370%, (ICE LIBOR USD 1 Month plus 0.525%), 3/25/36	149,170	147

Structured Products (12.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Soundview Home Loan Trust, Series 2006- OPT2, Class A4
5.405%, (ICE LIBOR USD 1 Month plus 0.560%), 5/25/36	110,591	105
Soundview Home Loan Trust, Series 2006- OPT3, Class M1
5.310%, (ICE LIBOR USD 1 Month plus 0.465%), 6/25/36	6,661,696	5,505
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
5.820%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35	91,679	89
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1
5.820%, (ICE LIBOR USD 1 Month plus 0.975%), 10/25/33	6,354	6
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
5.610%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35	255,196	240
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
4.995%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36	5,548	5
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
5.185%, (ICE LIBOR USD 1 Month plus 0.340%), 12/25/36	127,073	122
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6
5.265%, (ICE LIBOR USD 1 Month plus 0.420%), 2/25/37	49,119	47
Toro European CLO DAC, Series 6A, Class AR
3.204%, (Euribor 3 Month ACT/360 plus 0.920%), 1/12/32 144A EUR ∞	500,000	524
Toro European CLO DAC, Series 7A , Class ARE
3.464%, (Euribor 3 Month ACT/360 plus 0.810%), 2/15/34 144A EUR ∞	250,000	262
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
5.105%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	323,876	320
Venture CDO, Ltd., Series 2018-33A, Class A1LR
5.852%, (ICE LIBOR USD 3 Month plus 1.060%), 7/15/31 144A	1,000,000	985
Venture XIV CLO, Ltd., Series 2013-14A, Class ARR
5.983%, (ICE LIBOR USD 3 Month plus 1.030%), 8/28/29 144A	4,107,810	4,050
Venture XXV CLO, Ltd., Series 2016-25A, Class ARR
5.828%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/29 144A	1,867,864	1,855
Venture XXVIII CLO, Ltd., Series 2017-28A, Class A1R
5.798%, (ICE LIBOR USD 3 Month plus 0.990%), 7/20/30 144A	198,677	196

Multi-Sector Bond Portfolio

Structured Products (12.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Vibrant CLO VII, Ltd., Series 2017-7A, Class A1R
5.848%, (ICE LIBOR USD 3 Month plus 1.040%), 9/15/30 144A	277,904	273
WaMu Asset-Backed Certificates, Series 2007- HE1, Class 1A
4.995%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37	105,349	90
Wellfleet CLO, Ltd., Series 2015-1A, Class AR4
5.698%, (ICE LIBOR USD 3 Month plus 0.890%), 7/20/29 144A	1,134,230	1,118
Wellfleet CLO, Ltd., Series 2017-1, Class 1A
5.133%, (ICE LIBOR USD 3 Month plus 0.890%), 4/20/29 144A	2,287,800	2,260

Total		88,948

Mortgage Securities (5.0%)
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.627%, 1/15/32 144A	2,500,000	2,182
Banc of America Funding Trust, Series 2005-H, Class 5A1
4.245%, (CSTR), 11/20/35	72,882	63
Banc of America Funding Trust, Series 2006-J, Class 4A1
4.412%, (CSTR), 1/20/47	26,470	24
Banc of America Funding Trust, Series 2007-6, Class A1
5.135%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/37	39,836	36
BCAP LLC Trust, Series 2009-RR14, Class 2A2
3.362%, (CSTR), 7/26/36 144A	16,023	13
BCAP LLC Trust, Series 2009-RR5, Class 3A3
6.250%, (CSTR), 8/26/36 144A	2,063,585	985
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A
3.883%, (CSTR), 7/25/34	837	1
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1
3.687%, (CSTR), 11/25/36	123,451	57
Bear Stearns ARM Trust, Series 2007-4, Class 22A1
3.696%, (CSTR), 6/25/47	53,544	47
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	1,682	2
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA
3.890%, (CSTR), 9/25/37	6,413	5
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A
3.905%, (CSTR), 9/25/37	10,401	9
Citigroup Mortgage Loan Trust, Series 2007- AR4, Class 2A2A
3.857%, (CSTR), 3/25/37	288,963	242
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1
5.750%, 1/25/35	9,455	9

Structured Products (12.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1
6.000%, 3/25/35	259,581	127
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
5.438%, (ICE LIBOR USD 1 Month plus 0.660%), 11/20/35	3,792	3
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
4.618%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	10,509	9
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3
5.500%, 1/25/36	108,278	66
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8
5.500%, 2/25/35	92,916	85
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500%, 8/25/32	778	1
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13
5.500%, 11/25/35	149,938	90
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13
6.000%, 2/25/37	104,085	39
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
5.345%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36	353,066	133
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1
3.650%, (CSTR), 5/25/36	6,196	5
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
4.951%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46	6,899	7
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
4.956%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46	21,227	17
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
5.181%, (ICE LIBOR USD 1 Month plus 0.420%), 5/20/46	278,964	226
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
4.971%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46	6,648	5
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2
6.000%, 5/25/37	214,439	104
Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1
5.095%, (ICE LIBOR USD 1 Month plus 0.250%), 6/25/37	3,332,470	2,695
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
5.125%, (ICE LIBOR USD 1 Month plus 0.280%), 4/25/47	23,905	20

Multi-Sector Bond Portfolio

Structured Products (12.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2005-22, Class 3A1
3.371%, (CSTR), 10/25/35	8,934	7
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2005-HYB8, Class 1A1
3.620%, (CSTR), 12/20/35	1,287	1
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36	14,220	5
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36	98,450	49
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A1
4.098%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	33,963	11
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A2
5.385%, (ICE LIBOR USD 1 Month plus 0.540%), 4/25/46	900,007	254
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2007-HYB1, Class 3A1
3.805%, (CSTR), 3/25/37	5,092	4
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33	267	–	π
Credit Suisse Mortgage Trust, Series 2014-6R, Class 3A2
3.618%, (CSTR), 9/27/35 144A	166,509	136
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35	302,399	260
EMF-NL BV, Series 2008-APRX, Class A2
2.178%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,∞	68,139	70
Eurosail-NL BV, Series 2007-NL2X, Class A
3.828%, (Euribor 3 Month ACT/360 plus 1.500%), 10/17/40 EUR §,∞	21,757	24
Federal Home Loan Mortgage Corp.
5.000%, 11/1/52	21,626,035	21,570
5.500%, 12/1/52	21,025,995	21,237
Federal National Mortgage Association, Series 2003-W6, Class F
4.967%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42	13,899	14
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5
5.750%, 5/25/37	161,238	73
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A
3.144%, 12/10/36 144A	1,000,000	950
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1
4.324%, (CSTR), 9/25/35	1,021	1
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6
6.000%, 2/25/36	71,789	38

Structured Products (12.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.895%, (CSTR), 1/25/36	964	1
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1
3.530%, (CSTR), 3/25/47	6,536	4
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A
5.381%, (ICE LIBOR USD 1 Month plus 0.620%), (AFC), 11/19/35	3,473	3
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A
5.241%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35	9,099	8
HomeBanc Mortgage Trust, Series 2005-1, Class A1
5.345%, (ICE LIBOR USD 1 Month plus 0.500%), 3/25/35	2,996	3
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
5.285%, (ICE LIBOR USD 1 Month plus 0.440%), 11/25/35	797,879	736
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1
3.992%, (CSTR), 10/25/34	14,031	13
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
5.325%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35	1,137	1
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
5.445%, (ICE LIBOR USD 1 Month plus 0.600%), 7/25/35	8,020	6
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1
3.710%, (CSTR), 10/25/35	6,254	5
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1
3.794%, (CSTR), 7/25/35	4,188	4
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1
3.389%, (CSTR), 6/25/37	30,882	23
Luminent Mortgage Trust, Series 2006-6, Class A1
5.245%, (ICE LIBOR USD 1 Month plus 0.400%), 10/25/46	695,331	591
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A
3.615%, (CSTR), 2/25/36	1,002	1
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1
3.682%, (CSTR), 5/25/36	5,953	5
New Residential Mortgage Loan Trust, Series 2021-NQM1R, Class A3
1.198%, (AFC), 7/25/55 144A	797,786	676
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1
4.311%, (CSTR), 8/25/35	1,196	1

Multi-Sector Bond Portfolio

Structured Products (12.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Residential Accredit Loans, Inc., Series 2006- QA7, Class 1A1
5.225%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/36	3,968	4
Residential Accredit Loans, Inc., Series 2006- QA8, Class A1
5.225%, (ICE LIBOR USD 1 Month plus 0.380%), 9/25/36	12,316	11
Residential Accredit Loans, Inc., Series 2007- QA1, Class A1
5.125%, (ICE LIBOR USD 1 Month plus 0.280%), 1/25/37	3,269	3
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2
6.500%, 4/25/37	3,304,544	885
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
5.165%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35	33,267	29
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
3.907%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	229,954	192
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
5.205%, (ICE LIBOR USD 1 Month plus 0.360%), (AFC), 7/25/46	144,431	117
Suntrust Alternative Loan Trust, Series 2005- 1F, Class 1A1
5.495%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35	5,508	5
Towd Point Mortgage Funding, Series 2019- GR4A, Class A1
4.973%, (SONIO/N plus 1.144%), 10/20/51 144A GBP ∞	1,135,852	1,400
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6
4.198%, (CSTR, AFC), 2/25/33	527	1
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3
3.672%, (CSTR), 10/25/36	14,855	13
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1
3.886%, (CSTR), 3/25/36	96,702	85
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1
3.682%, (CSTR), 8/25/36	6,111	5
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1
3.713%, (CSTR), 2/25/37	2,397	2
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
3.838%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	237,642	180
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1
3.631%, (CSTR), 7/25/37	23,692	21

Structured Products (12.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1
4.364%, (CSTR), 4/25/36	24,178	22
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1
4.416%, (CSTR), 11/25/37	18,762	16

Total		57,083

Total Structured Products (Cost: $150,918)		146,031

Bank Loan Obligations (3.7%)
Bank Loan Obligations (3.7%)
Adient U.S. LLC, 8.365%, (ICE LIBOR USD 1 Month plus 3.250%), 4/10/28	4,254,500	4,239
Albion Acquisitions, Ltd., 5.211%, (Euribor 3 Month ACT/360 plus 5.250%), 8/17/26 EUR∞	1,400,000	1,479
Altice Financing SA, 7.865%, (ICE LIBOR USD 3 Month plus 2.750%), 1/31/26	1,157,252	1,134
Altice France SA, 10.615%, 08/31/28	191,857	182
AmSurg Corp., 9.615%, (CME Term SOFR 1 Month plus 4.500%), 4/30/28	337,038	244
AmSurg, LLC, 12.990%, 04/29/27	169,231	166
Avolon TLB Borrower 1 LLC, 7.365%, (ICE LIBOR USD 1 Month plus 2.250%), 12/1/27	1,176,000	1,176
Charter Communications Operating LLC, 6.865%, (ICE LIBOR USD 1 Month plus 1.750%), 2/1/27	3,337,934	3,303
CommScope, Inc., 8.365%, (ICE LIBOR USD 1 Month plus 3.250%), 4/6/26	482,500	463
Connect Finco SARL, 8.615%, (ICE LIBOR USD 1 Month plus 3.500%), 12/11/26	1,167,000	1,158
Grifols SA, 2.211%, (Euribor 3 Month ACT/360 plus 2.250%), 11/15/27 EUR∞	1,850,815	1,901
Hilton Worldwide Finance LLC, 6.865%, (US SOFR 3 Month plus 1.750%), 6/22/26	1,120,295	1,118
INEOS Quattro Finance 2 PLC, 7.865%, (ICE LIBOR USD 1 Month plus 2.750%), 1/29/26	2,152,591	2,127
INEOS Quattro Holdings UK, Ltd., 2.711%, (Euribor 3 Month ACT/360 plus 2.750%), 1/29/26 EUR∞	1,100,000	1,146
Intelsat Jackson Holdings SA, 9.365%, (CME Term SOFR 6 Month plus 4.250%), 2/1/29	176,406	174
Lumen Technologies, Inc., 7.365%, (ICE LIBOR USD 1 Month plus 2.250%), 3/15/27	5,211,740	3,424
Setanta Aircraft Leasing DAC, 7.115%, (ICE LIBOR USD 3 Month plus 2.000%), 11/5/28	4,000,000	3,996
SOCAR Turkey Energy, Inc., 3.411%, (Euribor 3 Month ACT/360 plus 3.450%), 8/17/26 EUR∞	5,800,000	5,976
Standard Industries, Inc., 7.115%, (ICE LIBOR USD 6 Month plus 2.500%), 9/22/28	1,192,725	1,185
Summer BC Holdco B SARL, 9.615%, (ICE LIBOR USD 1 Month plus 4.500%), 12/4/26	985,000	927

Multi-Sector Bond Portfolio

Bank Loan Obligations (3.7%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations continued
WP/AP Telecom Holdings IV BV, 3.861%, (Euribor 3 Month ACT/360 plus 4.000%), 3/30/29 EUR∞	5,800,000	6,139

Total Bank Loan Obligations (Cost: $45,257)		41,657

Short-Term Investments (33.1%)
Financial (0.0%)
Corestate Capital Holding SA 8.000%, 4/15/23 EUR∞,Æ,d	200,000	218

Total		218

Governments (3.4%)
Federal Home Loan Bank
4.900%, (US SOFR plus 0.030%), 5/18/23	22,800,000	22,799
4.910%, (US SOFR plus 0.040%), 5/26/23	14,500,000	14,500
US Treasury 0.000%, 4/6/23	1,137,000	1,137

Total		38,436

Repurchase Agreements (29.7%)
BNP Paribas SA repurchase (Purchased on 3/30/23, to be repurchased at $157,764,263, collateralized by US Treasury Inflation Protection Bond, 0.75%, due 7/15/28, par and fair value of $164,676,357 and $161,607,973, respectively) 4.840%, 4/3/23	157,700,000	157,700
BNP Paribas SA repurchase (Purchased on 3/31/23, to be repurchased at $159,021,377, collateralized by US Treasury Note, 1.5%, due 2/15/25, par and fair value of $169,826,400 and $161,832,618, respectively) 4.840%, 4/3/23	159,000,000	159,000

Short-Term Investments (33.1%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements continued
Citigroup, Inc. repurchase (Purchased on 3/31/23, to be repurchased at $21,208,657, collateralized by US Treasury Note, 0.25%, due 9/30/25, par and fair value of $23,655,000 and $21,660,957, respectively) 4.900%, 4/3/23	21,200,000	21,200
Deutsche Bank Securities, Inc. repurchase (Purchased on 3/30/23, to be repurchased at $100,041, collateralized by US Treasury Bond, 2.875%, due 5/15/52, par and fair value of $121,000 and $103,843, respectively) 4.920%, 4/3/23	100,000	100

Total		338,000

Total Short-Term Investments (Cost: $376,646)		376,654

Total Investments (111.4%) (Cost: $1,431,531)@		1,267,981

Other Assets, Less Liabilities (-11.4%)		(129,650)

Net Assets (100.0%)		1,138,331

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
Republic of Indonesia	Barclays Bank PLC	2.500%	2/15/23	Open	USD	(2,513)	$(2,513)
Republic of Serbia	Morgan Stanley Capital Services	1.500%	3/17/23	Open	EUR	(324)	(351)
							$(2,864)

Multi-Sector Bond Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Euro-Bond Future	Long	EUR	4,700	47	6/23	$6,924	$206	$31
Five-Year US Treasury Note Future	Long	USD	84,000	840	6/23	91,987	1,889	190
Long Gilt Future	Short	GBP	(3,300)	33	6/23	4,207	(113)	2
Ten-Year US Treasury Note Future	Long	USD	98,500	985	6/23	113,198	2,965	339
Two-Year US Treasury Note Future	Long	USD	46,400	232	6/23	47,897	529	33
Ultra Long Term US Treasury Bond Future	Long	USD	25,000	250	6/23	35,281	1,423	336
Ultra Ten-Year US Treasury Note Future	Long	USD	25,500	255	6/23	30,891	1,093	139
							$7,992	$1,070

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day JPY - MUTKCALM Compounded-OIS	0.400%	6/32	1,460,000	JPY	$129	$72	$201	$26
					$129	$72	$201	$26

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day GBP-SONIO Compounded-OIS	3.500%	9/33	2,900	GBP	$(25)	$69	$44	$15
1-Day GBP-SONIO Compounded-OIS	3.250%	9/53	1,200	GBP	(36)	64	28	7
3-Month Canada Bankers Acceptances	2.050%	11/23	33,800	CAD	(4)	(433)	(437)	–	π
3-Month Canada Bankers Acceptances	0.880%	3/24	12,600	CAD	–	(327)	(327)	–	π
3-Month Canada Bankers Acceptances	2.500%	6/29	8,000	CAD	110	(376)	(266)	14
6-Month Euribor	3.500%	9/25	4,400	EUR	(30)	47	17	4
6-Month Euribor	3.000%	9/28	2,200	EUR	(29)	32	3	7
6-Month Euribor	3.000%	9/33	18,700	EUR	(131)	247	116	117
					$(145)	$(677)	$(822)	$164

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index, Series 34	1.000%	12/25	2.562%	5,336	USD	$(132)	$(75)	$(207)	$8
Markit CDX Emerging Markets Index, Series 35	1.000%	6/26	1.815%	184	USD	(4)	–	(4)	–π
Markit CDX Emerging Markets Index, Series 36	1.000%	12/26	1.917%	47,196	USD	(1,829)	384	(1,445)	93

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index, Series 37	1.000%	6/27	2.142%	490	USD	$(36)	$15	$(21)	$1
Markit CDX Emerging Markets Index, Series 38	1.000%	12/27	2.212%	6,600	USD	(500)	173	(327)	26
Markit CDX Emerging Markets Index, Series 39	1.000%	6/28	2.295%	13,000	USD	(954)	206	(748)	32
Markit CDX North America High Yield Index, Series 38	5.000%	6/27	4.331%	1,089	USD	(26)	51	25	8
Markit CDX North America High Yield Index, Series 39	5.000%	12/27	4.685%	41,400	USD	332	157	489	239
Markit CDX North America High Yield Index, Series 40	5.000%	6/28	4.631%	49,400	USD	(45)	787	742	284
Markit CDX North America Investment Grade Index, Series 36	1.000%	6/26	0.544%	800	USD	13	(2)	11	1
Markit CDX North America Investment Grade Index, Series 37	1.000%	12/26	0.608%	900	USD	10	2	12	1
Markit CDX North America Investment Grade Index, Series 38	1.000%	6/27	0.648%	300	USD	2	2	4	–	π
Markit CDX North America Investment Grade Index, Series 39	1.000%	12/27	0.727%	25,700	USD	195	104	299	29
Markit CDX North America Investment Grade Index, Series 40	1.000%	6/28	0.754%	50,600	USD	377	202	579	63
						$(2,597)	$2,006	$(591)	$785

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
AT&T, Inc.	1.000%	6/24	0.555%	200	USD	$–	$1	$1	$–	π
AT&T, Inc.	1.000%	6/25	0.655%	100	USD	(2)	3	1	–	π
AT&T, Inc.	1.000%	6/26	0.740%	100	USD	1	–	1	–	π
Ford Motor Co.	5.000%	6/25	1.893%	200	USD	6	7	13	–	π
Ford Motor Co.	5.000%	12/25	2.142%	400	USD	12	17	29	1
Ford Motor Co.	5.000%	6/26	2.312%	1,000	USD	35	43	78	3
Ford Motor Co.	5.000%	6/27	2.892%	900	USD	54	15	69	3
Ford Motor Co.	5.000%	12/23	1.127%	200	USD	5	1	6	–	π
Ford Motor Co.	5.000%	12/23	1.127%	700	USD	15	4	19	–	π
Ford Motor Co.	5.000%	6/27	2.836%	300	USD	24	–	24	2
General Electric Co.	1.000%	12/26	0.669%	400	USD	3	2	5	–	π
General Electric Co.	1.000%	6/24	0.358%	900	USD	(2)	9	7	–	π
General Electric Co.	1.000%	6/26	0.599%	3,800	USD	27	19	46	1
Glencore Finance Europe, Ltd.	5.000%	12/25	1.124%	2,700	EUR	364	(70)	294	1
Glencore Finance Europe, Ltd.	5.000%	12/27	1.678%	1,600	EUR	325	(80)	245	2
Glencore Finance Europe, Ltd.	5.000%	12/26	1.367%	700	EUR	115	(20)	95	1

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Marks & Spencer PLC	1.000%	12/24	1.075%	2,900	EUR	$(48)	$45	$(3)	$2
Marks & Spencer PLC	1.000%	6/27	2.173%	100	EUR	(6)	1	(5)	–	π
Marks & Spencer PLC	1.000%	12/28	2.826%	500	EUR	(31)	(16)	(47)	2
Volkswagen International Finance NV	1.000%	12/26	0.844%	3,100	EUR	48	(29)	19	3
						$945	$(48)	$897	$21

	Financial Derivative Assets			Financial Derivative Liabilities

Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$ 996	$ 1,070	$ 2,066	$ –	$ –	$ –	$ –

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	BNP Paribas SA	AUD	899	601	4/4/23	$5	$—	$5
Sell	UBS AG	AUD	1,591	1,063	4/4/23	14	—	14
Sell	Bank of America NA	CAD	168	124	4/4/23	—	(1)	(1)
Buy	BNP Paribas SA	CNH	18,099	2,641	5/10/23	28	—	28
Sell	Barclays Bank PLC	CNH	121	18	4/14/23	—π	—	—π
Sell	HSBC Bank PLC	CNH	18,570	2,710	5/10/23	58	—	58
Buy	Barclays Bank PLC	EUR	1,333	1,446	4/4/23	20	—	20
Buy	BNP Paribas SA	EUR	1,444	1,570	5/16/23	28	—	28
Buy	HSBC Bank PLC	EUR	1,711	1,860	5/16/23	29	—	29
Buy	JP Morgan Chase Bank NA	EUR	3,358	3,651	5/16/23	35	—	35
Buy	Royal Bank of Canada	EUR	942	1,024	5/16/23	14	—	14
Buy	UBS AG	EUR	561	610	5/16/23	13	—	13
Sell	UBS AG	EUR	161,230	174,854	4/4/23	—	(3,672)	(3,672)
Sell	BNP Paribas SA	EUR	159,897	173,681	5/2/23	438	—	438
Buy	Barclays Bank PLC	GBP	1,365	1,684	4/4/23	31	—	31
Buy	Royal Bank of Canada	GBP	28,776	35,498	4/4/23	37	—	37
Sell	Bank of America NA	GBP	30,141	37,182	4/4/23	—	(1,057)	(1,057)
Sell	Royal Bank of Canada	GBP	28,776	35,519	5/2/23	—	(38)	(38)
Sell	UBS AG	GBP	1,323	1,633	5/16/23	—	(44)	(44)
Buy	Goldman Sachs Bank USA	IDR	454,853	30	6/21/23	—π	—	—π
Sell	BNP Paribas SA	IDR	68,883	5	6/21/23	—π	—	—π
Sell	HSBC Bank PLC	IDR	385,970	26	6/21/23	—	—π	—π
Buy	HSBC Bank PLC	JPY	29,834	225	4/4/23	—	(3)	(3)
Sell	JP Morgan Chase Bank NA	JPY	29,864	225	4/4/23	—	(6)	(6)
Sell	HSBC Bank PLC	JPY	29,715	225	5/2/23	3	—	3
Sell	Barclays Bank PLC	JPY	23,300	177	5/16/23	—	(1)	(1)
Sell	JP Morgan Chase Bank NA	JPY	19,600	149	5/16/23	—	(1)	(1)
Buy	BNP Paribas SA	MXN	140,036	7,747	4/20/23	50	—	50
Buy	Royal Bank of Canada	MXN	139,212	7,664	5/15/23	310	—	310
Buy	Royal Bank of Canada	MXN	22	1	7/14/23	—π	—	—π
Sell	Goldman Sachs Bank USA	MXN	134,387	7,434	4/20/23	—	(754)	(754)
Sell	Royal Bank of Canada	MXN	5,104	282	4/20/23	—	(36)	(36)
Sell	BNP Paribas SA	MXN	803	44	6/21/23	—	(2)	(2)
Sell	BNP Paribas SA	MXN	141,999	7,748	6/30/23	—	(51)	(51)

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)

Buy	HSBC Bank PLC	ZAR	1,719	95	9/19/23	$—	$(2)	$(2)

						$1,113	$(5,668)	$(4,555)

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/26	1.171%	EUR	1,000	$173		$(29)	$144
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/26	1.171%	EUR	1,800	316		(57)	259
Intrum AB	Barclays Bank PLC	5.000%	12/24	5.838%	EUR	100	3		(4)	(1)
Intrum AB	Goldman Sachs International	5.000%	12/24	5.838%	EUR	200	7		(10)	(3)
Intrum AB	Goldman Sachs International	5.000%	12/24	5.838%	EUR	200	6		(9)	(3)
Intrum AB	Goldman Sachs International	5.000%	12/24	5.838%	EUR	200	6		(9)	(3)
Intrum AB	Goldman Sachs International	5.000%	12/24	5.838%	EUR	300	11		(15)	(4)
Intrum AB	Goldman Sachs International	5.000%	12/24	5.838%	EUR	300	12		(16)	(4)
Intrum AB	Goldman Sachs International	5.000%	12/24	5.838%	EUR	400	15		(20)	(5)
Intrum AB	Goldman Sachs International	5.000%	12/24	5.838%	EUR	400	15		(20)	(5)
Intrum AB	Goldman Sachs International	5.000%	12/24	5.838%	EUR	500	14		(21)	(7)
Intrum AB	Goldman Sachs International	5.000%	12/24	5.838%	EUR	600	23		(31)	(8)
Intrum AB	Goldman Sachs International	5.000%	12/24	5.838%	EUR	600	19		(27)	(8)
Intrum AB	JP Morgan Chase Bank NA	5.000%	12/24	5.838%	EUR	800	23		(34)	(11)
Intrum AB	Morgan Stanley Capital Services LLC	5.000%	12/24	5.838%	EUR	100	3		(4)	(1)
Intrum AB	Morgan Stanley Capital Services LLC	5.000%	12/24	5.838%	EUR	100	3		(4)	(1)
Intrum AB	Morgan Stanley Capital Services LLC	5.000%	12/24	5.838%	EUR	200	8		(11)	(3)
Republic of Indonesia	Barclays Bank PLC	1.000%	6/31	1.400%	USD	5,700	(198)		43	(155)
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/26	0.840%	USD	300	–	π	2	2
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/27	0.944%	USD	100	–	π	–	–	π
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/28	1.199%	USD	400	(9)		5	(4)
							$450		$(271)	$179

Multi-Sector Bond Portfolio

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$1,113	$405	$1,518	$(5,668)	—	$ (226)	$(5,894)

Restricted Securities

Description	Coupon	Maturity Date	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets

Constellation Oil - Class B			6/10/22	$12	$12	–%π
ADLER Group SA	12.50	7/31/25	12/22/22	1,923	1,965	0.17%
Corestate Capital Holding SA	8.00	4/15/23	12/6/22	209	218	0.02%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
d	Restricted security – see accompanying table for additional details
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023 the value of these securities (in thousands) was $246,858 representing 21.7% of the net assets.

f	Defaulted Security
∞	Foreign Bond — par value is foreign denominated.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2023, the aggregate value of these securities was $201,444 (in thousands), representing 17.7% of net assets.

Þ	PIK - Payment In Kind. PIK rate of Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%.
µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
π	Amount is less than one thousand.
y	Contingent convertible security
ß	Part or all of the security has been pledged as collateral.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,427,457 and the net unrealized depreciation of investments based on that cost was $159,041 which is comprised of $19,081 aggregate gross unrealized appreciation and $178,122 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

		Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$41,657	$—
Common Stocks	—	—	243
Convertible Corporate Bonds	—	865	—
Municipal Bonds	—	7,162	—
Corporate Bonds
Communications	—	68,843	13
Financial	—	181,521	1,965
All Others	—	260,105	—
Governments	—	182,922	—
Structured Products	—	146,031	—
Short-Term Investments
All Others	—	376,436	218
Other Financial Instruments^
Futures	8,105	—	—
Forward Foreign Currency Contracts	—	1,113	—
Interest Rate Swaps	—	409	—
Credit Default Swaps	—	3,518	—

Total Assets:	$8,105	$1,270,582	$2,439

Liabilities:
Other Financial Instruments^
Futures	(113)	—	—
Forward Foreign Currency Contracts	—	(5,668)	—
Interest Rate Swaps	—	(1,030)	—
Credit Default Swaps	—	(3,033)	—
Reverse Repurchase Agreements	—	(2,864)	—

Total Liabilities:	$(113)	$(12,595)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2023.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1